Earnings per share - Basic and Diluted Earnings per Share (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Net income for the year of the Company, Continuing operations		R$ 1,498,981	R$ 785,199	R$ 612,750
Net income for the year of the Company, Discontinued operations	[1]	301,858	65,264	280,633
Net income for the year of the Company		R$ 1,800,839	R$ 850,463	R$ 893,383
Weighted average number of shares outstanding (in thousands), Continuing operations		1,091,990	1,090,500	1,089,414
Weighted average number of shares outstanding (in thousands), Discontinued operations	[1]	1,091,990	1,090,500	1,089,414
Weighted average number of shares outstanding (in thousands)		1,091,990	1,090,500	1,089,414
Basic earnings per share – R$, Continuing operations		R$ 1.3727	R$ 0.72	R$ 0.5625
Basic earnings per share – R$, Discontinued operations	[1]	0.2764	0.0598	0.2576
Basic earnings per share -R$		R$ 1.6491	R$ 0.7799	R$ 0.8201
Diluted earnings per share
Net income for the year of the Company, Continuing operations		R$ 1,498,981	R$ 785,199	R$ 612,750
Net income for the year of the Company, Discontinued operations	[1]	301,858	65,264	280,633
Net income for the year of the Company		R$ 1,800,839	R$ 850,463	R$ 893,383
Weighted average number of outstanding shares (in thousands), including dilution effects, Continuing operations		1,098,692	1,096,962	1,095,842
Weighted average number of outstanding shares (in thousands), including dilution effects, Discontinued operations	[1]	1,098,692	1,096,962	1,095,842
Weighted average number of outstanding shares (in thousands), including dilution effects		1,098,692	1,096,962	1,095,842
Diluted earnings per share – R$, Continuing operations		R$ 1.3643	R$ 0.7158	R$ 0.5592
Diluted earnings per share – R$, Discontinued operations	[1]	0.2747	0.0595	0.2561
Diluted earnings per share -R$		R$ 1.6391	R$ 0.7753	R$ 0.8152
Weighted average number of shares (in thousands)
Weighted average number of shares for basic earnings per share		1,091,990	1,090,500	1,089,414
Subscription warrants		3,445	3,548	3,570
Stock plan		3,257	2,914	2,858
Weighted average number of shares for diluted earnings per share		1,098,692	1,096,962	1,095,842

[1]	For further details, see Note 4.c.1.